Provision for asset retirement obligation	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provision for asset retirement obligation
22 Provision for asset retirement obligation

This provision corresponds to the legal obligation to remove the subsidiary IPP’s underground fuel tanks located at Ipiranga-branded service stations after a certain period of use.

Changes in the provision for asset retirement obligation are as follows:

Balance as of December 31, 2019	51,242
Additions (new tanks)	163
Expenditure with tanks removed	(4,306)
Accretion expense	6,336
Balance as of December 31, 2020	53,435
Additions (new tanks)	451
Expenditure with tanks removed	(2,773)
Accretion expense	5,598
Balance as of December 31, 2021	56,711
Additions (new tanks)	158
Expenditure with tanks removed	(9,528)
Accretion expense	4,417
Balance as of December 31, 2022	51,758
Current	5,063
Non-current	46,695